AQR MS Fusion Fund Expense Example - AQR MS Fusion Fund	Jun. 16, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 358
Expense Example, with Redemption, 3 Years	1,173
Expense Example, with Redemption, 5 Years	2,072
Expense Example, with Redemption, 10 Years	4,374
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	382
Expense Example, with Redemption, 3 Years	1,245
Expense Example, with Redemption, 5 Years	2,187
Expense Example, with Redemption, 10 Years	4,577
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	348
Expense Example, with Redemption, 3 Years	1,145
Expense Example, with Redemption, 5 Years	2,026
Expense Example, with Redemption, 10 Years	$ 4,291